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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-A

Report for the Calendar Year or quarter Ended:       September 30, 2003

Check here if Amendment [X]; Amendment Number: 1
     This Amendment (Check only one.):      [x] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Tudor Investment Corporation
Address:          1275 King Street
                  Greenwich, CT 06831

Form 13F File Number:      28-7762


Purpose of this Amendment:

On Monday, November 17, 2003, a 13F-HR for Tudor Investment Corporation was inadvertently filed using incorrect EDGAR codes. The filing (Accession # 0001193125-03-082184) had "Tudor Fund For Employees L.P." incorrectly named as the Filer. This filing should be disregarded.

On Tuesday, November 18, 2003, the filing (Accession # 0001193125-03-083200) was refiled naming Tudor Investment Corporation as the Filer.



Person Signing this Report on Behalf of Reporting Manager:

Name:           John Torell
Title:          Managing Director and Chief Operating Officer
Phone:          (203) 863-6742


Signature, Place, and Date of Signing:

     /s/ John Torell                Greenwich, CT 06831       November 25, 2003
---------------------------         -------------------       -----------------
         [Signature]                  [City, State]                [Date]